BALANCE SHEET COMPONENTS - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCE SHEET COMPONENTS
Prepaid Insurance	$ 211	$ 138	$ 186
Accrued interest and dividends	26	201	328
Prepaid Software	876	279	33
Prepaid Hardware	53
Income tax receivable	494	494	497
Short-term deposits	423	55	783
Deferred transaction costs	4,102	0
Other prepaid expenses	512	176	135
Other current assets	36	24	23
Total prepaid expenses and other current assets	$ 6,733	$ 1,367	$ 1,985